Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2015	Dec. 31, 2014
Capital World Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class A (with sales charge)
Account Value	$ 9,441		$ 9,758		$ 9,222		$ 11,179		$ 11,788		$ 10,726	$ 9,963	$ 10,117			$ 9,433	$ 9,223		$ 9,627
Capital World Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class C (with sales charge)
Account Value	$ 9,222		9,531		9,007		11,006		11,686		10,713	10,024	10,260			9,641	9,505		10,000
Capital World Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class T (with sales charge)
Account Value	$ 9,696		10,001		9,424		11,402		12,000		10,896	10,095	10,230	$ 9,748
Capital World Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class F-1
Account Value	$ 9,804		10,139		9,582		11,618		12,256		11,149	10,354	10,514			9,802	9,587		10,000
Capital World Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class F-2
Account Value	$ 10,134		10,439		9,826		11,867		12,472		11,313	10,475	10,602			9,858	9,608		10,000
Capital World Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class F-3
Account Value	$ 10,304		10,595		9,962		12,021		12,619		11,432	10,573	10,694		$ 10,000
Capital World Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-A (with sales charge)
Account Value	$ 9,420		9,742		9,206		11,163		11,773		10,718	9,957	10,118			9,441	9,239		9,651
Capital World Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-C (with sales charge)
Account Value	$ 9,396		9,717		9,182		11,135		11,742		10,690	10,008	10,246			9,632	9,502		10,000
Capital World Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-E
Account Value	$ 9,609		9,948		9,415		11,436		12,084		11,010	10,249	10,432			9,746	9,558		10,000
Capital World Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-T (with sales charge)
Account Value	$ 9,658		9,966		9,404		11,377		11,978		10,881	10,088	10,227	9,748
Capital World Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-F-1
Account Value	$ 9,953		10,278		9,697		11,739		12,365		11,232	10,410	10,554			9,826	9,593		10,000
Capital World Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-F-2
Account Value	$ 8,477	$ 8,423	8,730	$ 8,338	8,219	$ 8,365	9,935	$ 10,109	10,447	$ 10,000
Capital World Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 529-F-3
Account Value	$ 8,492	8,439	8,747	8,348	8,233	8,375	9,939	10,118	10,446	10,000
Capital World Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-1
Account Value	$ 9,163		9,528		9,056		11,046		11,727		10,746	10,050	10,283			9,656	9,514		10,000
Capital World Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-2
Account Value	$ 9,167		9,534		9,061		11,058		11,740		10,751	10,055	10,278			9,651	9,508		10,000
Capital World Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-2E
Account Value	$ 9,497		9,846		9,331		11,353		12,017		10,977	10,231	10,439			9,773	9,590		10,000
Capital World Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-3
Account Value	$ 9,596		9,933		9,400		11,415		12,064		11,004	10,242	10,427			9,744	9,557		10,000
Capital World Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-4
Account Value	$ 9,895		10,216		9,634		11,668		12,292		11,178	10,368	10,524			9,810	9,586		10,000
Capital World Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-5E
Account Value	$ 10,464		10,783		10,153		12,267		12,898		11,704	10,838	10,974			10,217		$ 10,000
Capital World Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-5
Account Value	$ 10,194		10,495		9,868		11,919		12,519		11,346	10,500	10,624			9,869	9,615		10,000
Capital World Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class R-6
Account Value	$ 10,255		10,551		9,914		11,969		12,564		11,380	10,524	10,642			9,880	9,620		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	8,430	10,326	8,353	9,767	8,465	11,662	9,988	12,238	10,000	11,208	10,490	10,618	10,000	10,000	9,887	9,685	10,000	10,000
Consumer Price Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441	$ 12,066	$ 13,063	$ 11,717	$ 12,640	$ 11,380	$ 11,873	$ 10,434	$ 11,093	$ 10,000	$ 10,944	$ 10,699	$ 10,499	$ 10,000	$ 10,000	$ 10,282	$ 10,073	$ 10,000	$ 10,000